Securities Act Registration No. 333-232634

Investment Company Act Registration No. 811-23435

As filed with the Securities and Exchange Commission on May 27, 2026

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No. __
☒	Post-Effective Amendment No. 29

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 31

(Check appropriate box or boxes.)

Zacks Trust

(Exact Name of Registrant as Specified in Charter)

101 North Wacker Drive, Suite 1500, Chicago, IL 60606

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 265-9359

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

Richard Cutshall, Esq. Greenberg Traurig LLP 1144 15th Street, Suite 3300 Denver, CO 80202 303-572-6527 (phone) 720-904-7627 (fax)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

( ) Immediately upon filing pursuant to paragraph (b)

(X) On May 28, 2026 pursuant to paragraph (b)

( ) 60 days after filing pursuant to paragraph (a)(1)

( ) On (date) pursuant to paragraph (a)(1)

( ) 75 days after filing pursuant to paragraph (a)(2)

( ) On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

() This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Zacks Income ETF

(Ticker: ZINC)

Zacks Preferred Income ETF

(Ticker: PRIZ)

Each a series of the
Zacks Trust

PROSPECTUS

May 28, 2026

This prospectus contains information about each Fund that you should know before investing. You should read this prospectus carefully before you invest or send money and keep it for future reference. For questions or for Shareholder Services, please call 855-813-3507.

Shares of each of the Zacks Income ETF and Zacks Preferred Income ETF are listed and traded on NYSE Arca (the “Exchange”).

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Zacks Income ETF	1

Zacks Preferred Income ETF	8

Additional Information About the Funds’ Investment Objectives, Principal Investment Strategies, and Risks	16

Management of the Funds	27

How Shares Are Priced	28

How to Buy and Sell Shares	30

Frequent Purchases and Redemptions of Fund Shares	31

Distribution and Service Plan	31

Dividends and Other Distributions	32

Federal Income Taxation	33

Fund Service Providers	36

Financial Highlights	37

Additional Information	Back Cover

Zacks Income ETF

Investment Objective

The Zacks Income ETF (the “Fund”) seeks to provide current income as well as long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.63%
Acquired Fund Fees and Expenses[1]	0.00%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and/or Expense Limitation[2]	(0.52)%
Net Annual Fund Operating Expenses	0.55%

1.	Estimated for the current fiscal year.

2.	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Zacks Trust’s (the “Trust”) Board of Trustees (the “Board”) on 60 days’ written notice to the Advisor.

Example.

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the example that follows.

This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through June 30, 2027.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$56	$289

1

Portfolio Turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund will commence operations on or following the date of this prospectus, the Fund has no reportable portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide current income as well as long-term capital appreciation. The Fund generally will invest at least 80% of its total assets plus borrowings in securities that the Advisor considers to be income-producing. The Advisor considers securities that have paid interest or dividends at any time within the prior twelve months as being “income-producing” securities. The Advisor seeks to identify companies with potentially high income by using a proprietary strategy that evaluates stocks on multiple factors, including dividend yield and risk adjusted return. While the Fund may invest in companies of any market capitalization, it will generally focus on companies with large capitalizations ($10 billion or higher at the time of purchase). The Fund intends to concentrate its investments (invests more than 25% of its net assets) in the financial services sector. In addition, the Fund may also include American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), Canadian royalty trusts and foreign stocks.

The Advisor employs a bottom-up investment approach to buying and selling investments for the Fund. The Advisor selects investments primarily based on quantitative analysis of an individual issuer and its potential for capital appreciation and dividend income. The Advisor uses a quantitative model that analyzes an issuer’s dividend yield, earnings, cash flows, competitive position, and management ability. The primary aim of this quantitative model is to systematically evaluate an issuer’s valuation, price and earnings momentum and earnings quality. In addition to considering a company’s financial condition the Advisor also considers other factors such as general market, economic, political, and regulatory conditions.

The portfolio is generally rebalanced on a monthly basis using the analysis described above. However, the Advisor may rebalance the Fund’s portfolio more or less frequently due to things like corporate actions, such as mergers and acquisitions, and spin-offs or in reaction to market events, earnings reports, and other specific or global events.

2

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective.

Concentration Risk. The Fund is expected to concentrate its investments (i.e., invest more than 25% of its assets) in one or more sectors or industries. Specifically, the Fund currently intends to concentrate its investments specifically in the financial services sector, although it may in the future adopt a policy to concentrate in other industries or sectors. Significant investments in an industry or sector renders a portfolio particularly vulnerable to risks of that industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the sector(s) or industry(ies) in which it concentrates, including the industries in the financial services sector and the financial services sector itself.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Fund invests may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Dividend Paying Securities Risk. The Fund will have significant exposure to dividend paying securities. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small and Medium Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Common Stock Risk. Investments in shares of common stock may fluctuate in value response to many factors. Such price fluctuations subject the Fund to potential losses.

3

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

New Fund Risk. The Fund has a limited history of operations for investors to evaluate.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants).

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.”

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

4

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Market Disruption and Geopolitical Risk. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics.

REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Master Limited Partnerships Risk. Investments in MLPs involve risks that differ from investments in common stock, including risks related to the following: (1) a common unit holder’s limited control and limited rights to vote on matters affecting the MLP; (2) potential conflicts of interest between the MLP and the MLP’s general partner; (3) cash flow; (4) dilution; and (5) the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs, like prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Additionally, due to the heavy state and federal regulations that an MLP and an MLP’s assets may be subject to, including tax regulations, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.

5

Canadian Royalty Trust Risk. Canadian Royalty Trusts are likely to be heavily invested in crude oil and natural gas. Potential growth may be sacrificed because revenue is passed on to a royalty trust’s unitholders (such as the Fund), rather than reinvested in the business. Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions. Unlike U.S. Royalty Trusts, Canadian royalty trusts may engage in the acquisition, development and production of natural gas and crude oil to replace depleting reserves. They may have employees, issue new shares, borrow money, acquire additional properties, and manage the resources themselves. As a result, Canadian royalty trusts are exposed to commodity risk and production and reserve risk as well as operating risks above.

Additionally, Canadian Royalty trusts may be subject to changing regulations, including tax, that could adversely impact their operations and financials.

Character of Distributions Risk. Distributions from the Fund are not limited solely to investment-related returns and may include distributions that are characterized as returns of capital. For more information, see the Distribution Policy Risk below.

Distribution Policy Risk. The Fund pays quarterly income and managed distributions on Fund shares at a target rate that seeks to represent an annualized payout of approximately 8.0% on the Fund’s per-share NAV on the date of a distribution’s declaration (this rate is a target only and actual distributions may reflect a higher or lower annualized rate at the time of any given distribution, and further the target rate may be changed (raised or lowered) without prior notice from time to time depending on the market environment). Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each quarterly distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains, and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains, and (3) return of capital for tax purposes.

Performance Information

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 855-813-3507. Interim information on the Fund’s results can be obtained by visiting the Fund’s website at www.zacksetfs.com.

Management

Investment Advisor. Zacks Investment Management, Inc. is the Advisor to the Fund.

Portfolio Manager. Mitch Zacks, Principal & senior portfolio manager of the Advisor, has served as a portfolio manager of the Fund since its inception on May 28, 2026.

6

Purchase and Redemption of Shares

The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units in transactions with APs, the shares are not redeemable securities of the Fund.

Individual shares of the Fund may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). You may access recent information, including information on the Fund’s NAV, Market Price, premiums and discounts, and bid-ask spreads, on the Fund’s website at www.zacksetfs.com.

Purchases and redemptions of Creation Units via cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses, that the Fund might not have incurred if the purchases or redemptions had been conducted in-kind. Such costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP or via other means.

Tax Information

The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts. You are strongly urged to consult with your own tax advisors concerning the tax consequences of an investment in the Fund.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor, or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

Zacks Preferred Income ETF

Investment Objective

The Zacks Preferred Income ETF (the “Fund”) seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.72%
Acquired Fund Fees and Expenses[1]	0.00%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and/or Expense Limitation[2]	(0.62)%
Net Annual Fund Operating Expenses	0.45%

1.	Estimated for the current fiscal year.

2.	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.45% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Zacks Trust’s (the “Trust”) Board of Trustees (the “Board”) on 60 days’ written notice to the Advisor.

Example.

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the example that follows.

This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through June 30, 2027.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$46	$279

8

Portfolio Turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund will commence operations on or following the date of this prospectus, the Fund has no reportable portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities. The Advisor defines a preferred security to be a class of securities that pays a specified dividend that must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of a company’s liquidation. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). Preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company’s senior debt but may have “preference” over common stock in the payment of distributions and the liquidation of a company’s assets. The Fund may invest its assets in below-investment-grade preferred securities (sometimes called “high yield” or “junk”), which are rated at the time of purchase Ba1 or lower by Moody’s Investor Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Rathings (“S&P”). The Advisor’s portfolio team selecting such investments will determine the security’s quality based on the securities rating average. The Fund intends to concentrate its investments (invests more than 25% of its net assets) in the financial services sector. The Fund may also invest in real estate investment trusts (“REITs”).

The Advisor constructs the Fund’s portfolio using both quantitative and qualitative analysis. During the initial quantitative analysis the Advisor looks to eliminate convertible preferred securities, securities that are not covered by rating agencies, and have low liquidity. The Advisor utilizes a quantitative model focused on four factors: Agreement (percentage of earnings estimate revisions that are revised upward), Magnitude (size of the earnings estimate revisions), Upside (where the most accurate or recent earnings estimates are coming in relative to the consensus) and Surprise (the magnitude and frequency of earnings surprises). Earnings surprises are a concept created by the Advisor’s affiliate, Zacks Investment Research, and are defined as the difference between reported earnings per share and consensus or average earnings estimates from sell-side analysts. Consensus estimates refer to the average forecasts of a group of sell-side analysts as to what a company is expected to earn or lose in a given period of time (quarterly or annually). The data for the quantitative analysis is provided by Zacks Investment Research. Once the fundamental strength and outlook of each security is assessed, a qualitative review occurs. The seniority of the preferred security, current CDS spread, ability to meet qualified dividends, and yield being offered determines the securities considered for the portfolio. The result is a portfolio consisting of high-quality preferred securities offering high levels of tax-advantaged income. See the “Preferred Stock Risk” risk factor below for specific risks associated with investments in preferred stocks.

9

The portfolio is generally rebalanced on a monthly basis using the analysis described above. However, the Advisor may rebalance the Fund’s portfolio more or less frequently due to things like corporate actions, such as mergers and acquisitions, and spin-offs.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective.

Concentration Risk. The Fund is expected to concentrate its investments (i.e., invest more than 25% of its assets) in one or more sectors or industries. Specifically, the Fund currently intends to concentrate its investments specifically in the financial services sector, although it may in the future adopt a policy to concentrate in other industries or sectors. Significant investments in an industry or sector renders a portfolio particularly vulnerable to risks of that industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the sector(s) or industry(ies) in which it concentrates, including the industries in the financial services sector and the financial services sector itself.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Fund invests may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Dividend Paying Securities Risk. The Fund will have significant exposure to dividend paying securities. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

10

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small and Medium Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Preferred Stock Risk. The Fund expects to invest primarily in preferred stocks, which are subject to company-specific and market risks applicable generally to equity securities but that are also subject to different risks from common equity securities, including:

○	Changes in issuer’s creditworthiness. Changes in the creditworthiness of the issuer of preferred stock could cause the value of the preferred stock to decline even if the issuer’s common stock does not experience a decline, or the preferred stock may decline disproportionately.

○	Ability to make payments. The value of an issuer’s preferred stock may decrease if the issuer thereof is unable, or is perceived to be unable, to make the required payments on the preferred stock, even if the value of the issuer’s common equity is unaffected.

○	Subordinated position. As a form of equity, preferred stock – and contractual payments of the preference thereon – typically is subordinated to an issuer’s debt, and obligations with respect to an issuer’s debt can act to block or limit, particularly in times of financial stress on the issuer, the issuer’s ability to make payments on preferred stock (and consequently negatively impact the value thereof).

○	Interest rate changes. Changes in interest rates may impact, or disproportionately impact, the value of an issuer’s preferred stock, particularly including that in times of rising interest rates the value of preferred stock with fixed coupon rates may decline.

○	Lack of voting rights. Preferred stock generally is issued without voting rights, meaning that holders of preferred stock do not have a say in the governance of the issuer or on other topics on which holders of common stock have input.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

11

New Fund Risk. The Fund has a limited history of operations for investors to evaluate.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants).

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.”

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

12

Market Disruption and Geopolitical Risk. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics.

REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Lower-Rated Securities Risk. The Fund may invest in preferred securities that are rated below investment grade (i.e., “junk”) or are unrated securities that the Advisor believes are of comparable quality. Such preferred securities are considered speculative. While generally providing greater income and opportunity for gain, non-investment grade preferred securities are subject to greater risks than higher-rated securities which include being such issuers being highly leveraged. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. Economic downturns may also lower their values and increase their price volatility.

The Fund may have difficulty selling the preferred securities described above because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund’s ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets.

Character of Distributions Risk. Distributions from the Fund are not limited solely to investment-related returns and may include distributions that are characterized as returns of capital. For more information, see the Distribution Policy Risk below.

Distribution Policy Risk. The Fund pays monthly distributions of income and managed distributions quarterly on Fund shares at a target rate that seeks to represent an annualized payout of approximately 8.0% on the Fund’s per-share NAV on the date of a distribution’s declaration (this rate is a target only and actual distributions may reflect a higher or lower annualized rate at the time of any given distribution, and further the target rate may be changed (raised or lowered) without prior notice from time to time depending on the market environment). Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each quarterly (and such other distributions as deemed necessary or advisable) distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains, and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains, and (3) return of capital for tax purposes.

13

Performance Information

Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 855-813-3507. Interim information on the Fund’s results can be obtained by visiting the Fund’s website at www.zacksetfs.com.

Management

Investment Advisor. Zacks Investment Management, Inc. is the Advisor to the Fund.

Portfolio Manager. Mitch Zacks, Principal & senior portfolio manager of the Advisor, has served as a portfolio manager of the Fund since its inception on May 28, 2026.

Purchase and Redemption of Shares

The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units in transactions with APs, the shares are not redeemable securities of the Fund.

Individual shares of the Fund may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). You may access recent information, including information on the Fund’s NAV, Market Price, premiums and discounts, and bid-ask spreads, on the Fund’s website at www.zacksetfs.com.

Purchases and redemptions of Creation Units via cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses, that the Fund might not have incurred if the purchases or redemptions had been conducted in-kind. Such costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP or via other means.

14

Tax Information

The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts. You are strongly urged to consult with your own tax advisors concerning the tax consequences of an investment in the Fund.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor, or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

Additional Information About the Funds’ Investment Objectives, Principal Investment Strategies, and Risks

Zacks Income ETF

Investment Objectives

The Zacks Income ETF seeks to provide current income as well as long-term capital appreciation. Shareholders will receive 60 days’ prior written notice before a change to an investment objective or a change to the Fund’s 80% investment policy takes place.

Principal Investment Strategies

The Fund seeks to provide current income as well as long-term capital appreciation. The Fund generally will invest at least 80% of its total assets plus borrowings in securities that the Advisor considers to be income-producing. The Advisor considers securities that have paid interest or dividends at any time within the prior twelve months as being “income-producing” securities. The Advisor seeks to identify companies with potentially high income by using a proprietary strategy that evaluates stocks on multiple factors, including dividend yield and risk adjusted return. While the Fund may invest in companies of any market capitalization, it will generally focus on companies with large capitalizations ($10 billion or higher at the time of purchase). The Fund intends to concentrate its investments (invests more than 25% of its net assets) in the financial services sector. In addition, the Fund may also include ADRs, REITS, MLPs, and Canadian royalty trusts and foreign stocks.

The Advisor employs a bottom-up investment approach to buying and selling investments for the Fund. The Advisor selects investments primarily based on quantitative analysis of an individual issuer and its potential for capital appreciation and dividend income. The Advisor uses a quantitative model that analyzes an issuer’s dividend yield, earnings, cash flows, competitive position, and management ability. The primary aim of this quantitative model is to systematically evaluate an issuer’s valuation, price and earnings momentum and earnings quality. In addition to considering a company’s financial condition the Advisor also considers other factors such as general market, economic, political, and regulatory conditions.

The portfolio is generally rebalanced on a monthly basis using the analysis described above. However, the Advisor may rebalance the Fund’s portfolio more or less frequently due to things like corporate actions, such as mergers and acquisitions, and spin-offs or in reaction to market events, earnings reports, and other specific or global events.

Zacks Preferred Income ETF

Investment Objectives

The Zacks Preferred Income ETF seeks to provide current income. Shareholders will receive 60 days’ prior written notice before a change to an investment objective or a

16

change to the Fund’s 80% investment policy takes place.

Principal Investment Strategies

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities. The Advisor defines a preferred security to be a class of securities that pays a specified dividend that must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of a company’s liquidation. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). Preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company’s senior debt but may have “preference” over common stock in the payment of distributions and the liquidation of a company’s assets. The Fund may invest its assets in below-investment-grade preferred securities (sometimes called “high yield” or “junk”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P. The Advisors portfolio team selecting such investments will determine the security’s quality based on the securities rating average. The Fund intends to concentrate its investments (invests more than 25% of its net assets) in the financial services sector. The Fund may also invest in REITS.

The Advisor constructs the Fund’s portfolio using both quantitative and qualitative analysis. During the initial quantitative analysis the Advisor looks to eliminate convertible preferred securities, securities that are not covered by rating agencies, and have low liquidity. The Advisor utilizes a quantitative model focused on four factors: Agreement (percentage of earnings estimate revisions that are revised upward), Magnitude (size of the earnings estimate revisions), Upside (where the most accurate or recent earnings estimates are coming in relative to the consensus) and Surprise (the magnitude and frequency of earnings surprises). Earnings surprises are a concept created by the Advisor’s affiliate, Zacks Investment Research, and are defined as the difference between reported earnings per share and consensus or average earnings estimates from sell-side analysts. Consensus estimates refer to the average forecasts of a group of sell-side analysts as to what a company is expected to earn or lose in a given period of time (quarterly or annually). The data for the quantitative analysis is provided by Zacks Investment Research. Once the fundamental strength and outlook of each security is assessed, a qualitative review occurs. The seniority of the preferred security, current CDS spread, ability to meet qualified dividends, and yield being offered determines the securities considered for the portfolio. The result is a portfolio consisting of high-quality preferred securities offering high levels of tax-advantaged income. See the “Preferred Stock Risk” risk factor below for specific risks associated with investments in preferred stocks.

The portfolio is generally rebalanced on a monthly basis using the analysis described above. However, the Advisor may rebalance the Fund’s portfolio more or less frequently due to things like corporate actions, such as mergers and acquisitions, and spin-offs.

Principal Investment Risks for the funds

Investors should consider the following risk factors and special considerations associated

17

with investing in ta Fund, which may cause you to lose money. The following principal risk factors have been identified for the Funds.

Risk	Zacks Income ETF	Zacks Preferred Income ETF
Authorized Participant Risk	X	X
Dividend Paying Securities	X	X
Concentration Risk	X	X
Common Stock Risk	X	X
Preferred Stock Risk		X
Cybersecurity Risk	X	X
Market Disruption and Geopolitical Risk	X	X
Early Close/Trading Halt Risk	X	X
Equity Securities Risk	X	X
ETF Structure Risks	X	X
Investment Risk	X	X
Large-Cap Securities Risk	X	X
Small and Medium Cap Securities Risk	X	X
Management Risk	X	X
Market Risk	X	X
New Fund Risk	X	X
Quantitative Model Risk	X	X
REIT Risk	X	X
MLP and MLP Related Risk	X
Canadian Royalty Trust Risk	X
Lower Rated Securities Risk		X
Character of Distributions Risk	X	X
Distribution Policy Risk Zacks Income ETF	X
Distribution Policy Risk Zacks Preferred Income ETF		X

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for ETFs, such as a Fund, that invest in securities that have lower trading volumes.

18

Dividend Paying Securities Risk. The Fund will have significant exposure to dividend paying securities. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time. The Fund may also underperform similar funds that invest without considering a company’s dividend payments. Companies that pay dividends historically may not participate in a broad market advance to the same extent as other companies that do not pay dividends. Such companies may also be sensitive to a sharp rise in interest rates or an economic downturn that leads to the elimination or reduction of dividend payments to investors.

Concentration Risk. The Funds are expected to concentrate their investments (i.e., invest more than 25% of its assets) in one or more sectors or industries. Specifically, the Funds currently intend to concentrate their investments specifically in the financial services sector, although they may in the future adopt a policy to concentrate in other industries or sectors. Significant investments in an industry or sector renders a portfolio particularly vulnerable to risks of that industry or sector. Such exposure may cause the Funds to be more impacted by risks relating to and developments affecting the sector(s) or industry(ies) in which it concentrates, including the industries in the financial services sector and the financial services sector itself.

Common Stock Risk. Investments in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Preferred Stock Risk. The Fund expects to invest primarily in preferred stocks, which are subject to company-specific and market risks applicable generally to equity securities but that are also subject to different risks from common equity securities, including:

○	Changes in issuer’s creditworthiness. Changes in the creditworthiness of the issuer of preferred stock could cause the value of the preferred stock to decline even if the issuer’s common stock does not experience a decline, or the preferred stock may decline disproportionately.

○	Ability to make payments. The value of an issuer’s preferred stock may decrease if the issuer thereof is unable, or is perceived to be unable, to make the required payments on the preferred stock, even if the value of the issuer’s common equity is unaffected.

○	Subordinated position. As a form of equity, preferred stock – and contractual payments of the preference thereon – typically is subordinated to an issuer’s debt, and obligations with respect to an issuer’s debt can act to block or limit, particularly in times of financial stress on the issuer, the issuer’s ability to make payments on preferred stock (and consequently negatively impact the value thereof).

19

○	Interest rate changes. Changes in interest rates may impact, or disproportionately impact, the value of an issuer’s preferred stock, particularly including that in times of rising interest rates the value of preferred stock with fixed coupon rates may decline.

○	Lack of voting rights. Preferred stock generally is issued without voting rights, meaning that holders of preferred stock do not have a say in the governance of the issuer or on other topics on which holders of common stock have input.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of each Fund. The Advisor and the Funds are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Funds or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors, and/or other third-party service providers may adversely impact the Funds and their shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. A Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Funds and its shareholders could be negatively impacted as a result.

Market Disruption and Geopolitical Risk. U.S. market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics. The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to a Fund. These and other similar events could adversely affect the U.S. financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not a Fund invests in securities of issuers with exposure to the countries directly affected, the value and liquidity of a Fund’s investments may be negatively impacted.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent a Fund from buying or selling certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In

20

addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

ETF Structure Risks. The Funds are structured as ETFs and as a result are subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by each Fund at NAV only in Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for each Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If a Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for a Fund’s shares.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, each Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on a Fund and impact a Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and a Fund’s NAV and lead to wider bid ask spreads.

■	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in a Fund’s shares, which can lead to differences between the market value of Fund shares and a Fund’s NAV.

■	The market price for a Fund’s shares may deviate from a Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than a Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for a Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from a Fund’s domestic trading day, which could lead to differences between the market value of a Fund’s

21

shares and a Fund’s NAV.

■	In stressed market conditions, the market for a Fund’s shares may become less liquid in response to the deteriorating liquidity of a Fund’s portfolio. This adverse effect on the liquidity of a Fund’s shares may, in turn, lead to differences between the market value of a Fund’s shares and a Fund’s NAV.

Investment Risk. The value of the Funds’ investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that a Fund’s investment objectives will be achieved.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically over the past few years, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue, and conditions could even deteriorate further. Some of the largest banks and companies across many sectors have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Outbreaks of disease, epidemics, and other public health issues may impact the Funds. For example, the outbreak of the novel coronavirus designated as COVID-19 and efforts to contain its spread resulted in substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. The occurrence, reoccurrence, and pendency of public health events in the future, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Funds or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Funds or its investments. Health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to a Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

22

Small and Medium Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. The Advisor’s reliance on its strategy and its judgments about the value and stability of securities in which a Fund invests may prove to be incorrect. The ability of a Fund to meet its investment objective is directly related to the Advisor’s proprietary investment process. The Advisor’s assessment of the attractiveness, value, and stability of particular investments in which a Fund invests may prove to be incorrect, and there is no guarantee that a Fund’s investment strategy will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the Funds may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Funds’ performance per share will change daily in response to such factors.

New Fund Risk. Each Fund has a limited history of operations. Accordingly, investors in a Fund bear the risk that a Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in a Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Quantitative Model Risk. The Funds seek to pursue their investment objectives by using proprietary models that incorporate quantitative analyses and were developed by the Advisor. Investments selected using quantitative methods may perform differently from the market as a whole and differently than forecasted for many reasons, including factors used in building the quantitative analytical frameworks, the weights placed on each factor, changes from historical trends, issues in the construction and management of the quantitative models (including, but not limited to, software issues and other technological issues), and changing sources of market returns, among others. There is no guarantee that the Advisor’s use of these quantitative models will result in effective investment decisions for the Funds. The information and data used in the quantitative models may be supplied by third parties. Inaccurate or incomplete data may limit the effectiveness of the quantitative models. In addition, some of the data that the Advisor uses may be historical data, which may not accurately predict future market movement. There is a risk that the quantitative models will not be successful in selecting investments or in determining the weighting of investment positions, and there can be no assurance that these methodologies will enable a Fund to achieve its investment objective.

23

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate, and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Master Limited Partnerships Risk. The Fund may invest in securities of MLPS. Investments in MLPs involve risks that differ from investments in common stock, including risks related to the following: (1) a common unit holder’s limited control and limited rights to vote on matters affecting the MLP; (2) potential conflicts of interest between the MLP and the MLP’s general partner; (3) cash flow; (4) dilution; and (5) the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP common unit holders may not elect the general partner or its directors and have limited ability to remove an MLP’s general partner. MLPs may issue additional common units without unit holder approval which could dilute the ownership interests of investors holding MLP common units. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs, like prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. The value of an MLP security may decline for reasons that directly relate to the issuer such as management performance, financial leverage, and reduced demand for the issuer’s products or services.

Currently, MLPs do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in a requirement to pay federal income tax on its taxable income and have the effect of reducing the amount of cash available for distribution by the MLP, resulting in a reduction of the value of the common unit holder’s investment. Changes in the laws, regulations, or related interpretations relating to the Fund’s investments in MLPs could increase the Fund’s expenses, reduce its cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact the Fund’s ability to implement its investment strategy. Due to the heavy state and federal regulations that an MLP’s assets may be subject to, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.

Generally, the securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The value of a security may decline

24

due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security’s value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Canadian Royalty Trust Risk. Canadian Royalty Trusts are likely to be heavily invested in crude oil and natural gas. Potential growth may be sacrificed because revenue is passed on to a royalty trust’s unitholders (such as the Fund), rather than reinvested in the business. Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.

Unlike U.S. Royalty Trusts, Canadian royalty trusts may engage in the acquisition, development and production of natural gas and crude oil to replace depleting reserves. They may have employees, issue new shares, borrow money, acquire additional properties, and manage the resources themselves. As a result, Canadian royalty trusts are exposed to commodity risk and production and reserve risk, as well as operating risk.

Under amendments to the Income Tax Act (Canada) passed in 2007 (the “SIFT Rules”), certain trusts (defined as “SIFT trusts”) are taxable on certain income and gains on a basis similar to that which applies to a corporation, with the result that tax efficiencies formerly available in respect of an investment in the trust may cease to be available. A royalty trust may be a SIFT trust. A trust that began public trading before November 1, 2006 did not become subject to the SIFT Rules until the first year of the trust that ended in 2011, or earlier if the trust exceeded “normal growth guidelines” incorporated by reference into the Income Tax Act (Canada). In addition, as a result of the SIFT Rules, some trusts may undertake reorganization transactions, the costs of which may affect the return earned on an investment in the trust. After any such conversion, tax efficiencies that were formerly available in respect of an investment in the trust may cease to be available. Accordingly, the SIFT Rules have had, and may continue to have, an effect on the trading price of investments in royalty trusts, and consequently could impact the value of the Shares of the Fund.

Lower-Rated Securities Risk. The Fund may invest in preferred securities that are rated below investment grade (i.e., “junk”) by nationally recognized statistical rating organizations (“NRSROs”) or are unrated securities that the Advisor believes are of comparable quality. Such “junk” preferred securities are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade preferred securities are subject to greater risks than higher-rated securities.

Companies that issue junk preferred securities are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress.

25

Economic downturns tend to disrupt the market for junk preferred securities, lowering their values and increasing their price volatility.

The credit rating from an NRSRO of a preferred security does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. The lower the rating of a preferred security, the more speculative its characteristics.

The Fund may have difficulty selling certain preferred securities because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund’s ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. In the event the Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell such preferred securities at an unfavorable price. Prices of such preferred securities have been found to be less sensitive to fluctuations in interest rates and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

Character of Distributions Risk. Distributions from the Fund are not limited solely to investment-related returns and may include distributions that are characterized as returns of capital. For more information, see the Distribution Policy Risk of Zacks Income ETF and the Distribution Policy Risk of Zacks Preferred Income ETF below.

Distribution Policy Risk of Zacks Income ETF. The Fund pays quarterly income and managed distributions on Fund shares at a target rate that seeks to represent an annualized payout of approximately 8.0% on the Fund’s per-share NAV on the date of a distribution’s declaration (this rate is a target only and actual distributions may reflect a higher or lower annualized rate at the time of any given distribution, and further the target rate may be changed (raised or lowered) without prior notice from time to time depending on the market environment). Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each quarterly distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains, and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains, and (3) return of capital for tax purposes.

Distribution Policy Risk of Zacks Preferred Income ETF. The Fund pays monthly distributions of income and managed distributions quarterly on Fund shares at a target rate that seeks to represent an annualized payout of approximately 8.0% on the Fund’s per-share NAV on the date of a distribution’s declaration (this rate is a target only and actual distributions may reflect a higher or lower annualized rate at the time of any given distribution, and further the target rate may be changed (raised or lowered) without prior notice from time to time depending on the market environment). Shareholders receiving

26

periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each quarterly (and such other distributions as deemed necessary or advisable) distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains, and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains, and (3) return of capital for tax purposes.

Management of the Funds

Investment Advisor

The Advisor acts as each Fund’s investment advisor pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). As investment advisor, the Advisor has overall responsibility for the general management and administration of the Funds. The Advisor, located at 101 N Wacker Drive, Suite 1500, Chicago, Illinois 60606, is registered with the Securities and Exchange Commission as an investment advisor. Subject to the supervision of the Board, the Advisor is responsible for managing each Fund’s investments, executing transactions and providing related administrative services and facilities under an Advisory Agreement between the Funds and the Advisor. The Advisor had approximately $13.4 billion in assets under management as of December 31, 2025.

The management fees set forth in the Advisory Agreement are 0.44% for Zacks Income ETF and 0.35% for Zacks Preferred Income ETF annually, to be paid on a monthly basis. In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least June 30, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Zacks Income ETF or 0.45% of the Zacks Preferred Income ETF, respectively, of each Fund’s average daily net assets, subject to possible recoupment from the Funds in future years within the

27

three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance.

Approval of Advisory Agreement. A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Funds’ first Form N-CSR, which will be available on the Funds’ website and on the SEC’s website at www.sec.gov.

Portfolio Management. The day-to-day investment decisions for the Funds are made by Mitch Zacks.

Mitch Zacks is the President and Chief Executive Officer of the Advisor. He is also a Portfolio Manager at the Advisor overseeing the modeling and quantitative process. Mr. Zacks joined the Advisor in 1996 and has been a portfolio manager with the firm since 1999. Mr. Zacks wrote a weekly finance column for the Chicago Sun- Times and has written two books on quantitative investment strategies, which were published in 2003 and 2011. Prior to joining Zacks Investment Management in 1996, Mitch was an investment banking analyst at Lazard Freres in New York. Mitch graduated cum laude from Yale University with distinction in his major of Economics. He received his M.B.A with high honors in his concentration of Analytic Finance and Statistics from the University of Chicago.

The Funds’ Statement of Additional Information provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

How Shares Are Priced

The NAV and offering price of shares is determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, such securities are valued in accordance with procedures approved by the Board. Securities traded or dealt in upon one or more securities exchanges (whether

28

domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Advisor in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value designee, the Advisor. The Advisor may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

A Fund may use independent pricing services to assist in calculating the value of a Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. Because a Fund may invest in underlying ETFs that hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of a Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, a Fund values foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Advisor may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to

29

determine NAV, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Pricing Fund Shares. The trading price of a Fund’s shares on the Exchange is based on the market price, not a Fund’s NAV, so it may differ from a Fund’s daily NAV and can be affected by market forces such as supply and demand, economic conditions and other factors.

Information regarding the number of days the market price of a Fund’s shares was greater than a Fund’s NAV and the number of days it was less than a Fund’s NAV (i.e., premium or discount) for the most recently completed calendar year, and the most recently completed calendar quarters is available on the Funds’ website at www.zacksetfs.com.

How to Buy and Sell Shares

Shares of the Zacks Income ETF and Zacks Preferred Income ETF are listed for trading on the Exchange under the symbols ZINC and PRIZ, respectively. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

You can access recent information, including information on each Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, on the Funds’ website at www.zacksetfs.com.

APs may acquire Shares directly from a Fund, and APs may tender their shares for redemption directly to a Fund, at NAV per Share only in large blocks, or Creation Units, of 10,000 shares. Purchases and redemptions directly with a Fund must follow the Funds procedures, which are described in the SAI.

The Funds may liquidate and terminate at any time without shareholder approval.

30

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Fund Shares

Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs, and the vast majority of trading Shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of a Fund’s shares.

Distribution and Service Plan

Each Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, a Fund may pay fees at an annual

31

rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and will not be paid by the Funds unless authorized by the Board. There are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund.

Dividends and Other Distributions

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the shares in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

In order to allow shareholders of each Fund to realize a predictable, but not assured, level of cash flow, each Fund has adopted a policy (which may be modified at any time) to pay distributions on Fund shares at a target rate that represents an annualized payout of approximately 8.0% (the “Target Rate”) on a Fund’s per-share NAV on the date of a distribution’s declaration (this rate is a target only and actual distributions may reflect a higher or lower annualized rate at the time of any given distribution, and further the Target rate may be changed (raised or lowered) without prior notice from time to time depending on the market environment). For ZINC, such distributions will occur quarterly. For PRIZ, distributions of income will occur monthly and managed distributions will occur quarterly. All income will be distributed quarterly or monthly, as applicable, regardless of whether such income will be treated as return of capital. The Funds generally distribute to shareholders substantially all of its net income (for example, interest and dividends) quarterly or monthly, as applicable, as well as substantially all of its net capital gains (that is, long-term capital gains from the sale of portfolio securities and short-term capital gains from both the sale of portfolio securities and option premium earned) annually. In addition, pursuant to its distribution policy, a Fund may make distributions that are treated as a return of capital. Return of capital is the portion of a distribution that is the return of your original investment dollars in a Fund. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders receiving periodic payments from a Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from a Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the 1940 Act, each Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally,

32

each quarterly distribution payment (and such other distributions as deemed necessary or advisable) will be accompanied by a written statement which discloses the estimated source or sources of each distribution. The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared. Each Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains, and (3) return of capital. At the end of the year, a Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains, and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. Distributions declared in December, if paid to shareholders by the end of January, are treated for federal income tax purposes as if received in December.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Federal Income Taxation

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in the Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

●	A Fund makes a distribution;

●	You sell your Shares listed on the Exchange; and

●	You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Long-term capital gains and qualified dividend income are generally eligible for taxation at a maximum rate of 20%. In addition, a 3.8% U.S. federal Medicare contribution tax is imposed on “net investment income,” including, but not limited to, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.

Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations, provided that a Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged

33

its position in the stock in certain ways. Substitute dividends received by a Fund with respect to dividends paid on securities lent out will not be qualified dividend income. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the United States, which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States securities market.

The term excludes a corporation that is a passive foreign investment company.

Dividends received by a Fund from a real estate investment trust (“REIT”) or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.

For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by a Fund, and with respect to a share of a Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.

If your Fund shares are loaned out pursuant to a securities lending arrangement, you may lose the ability to treat Fund dividends paid while the shares are held by the borrower as qualified dividend income. In addition, you may lose the ability to use foreign tax credits passed through by a Fund if your Fund shares are loaned out pursuant to a securities lending agreement.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of a Fund as capital assets.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of

34

long-term capital gains or upon the sale or other disposition of shares of a Fund.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest, and other income items, and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses, and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS. Prospective non-US investors are urged to consult with their own tax advisors concerning the application of these rules to an investment in a Fund.

Dividends, interest, and capital gains earned by a Fund with respect to non-U.S. securities may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of a Fund at the close of a year consists of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), a Fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by a Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

For purposes of foreign tax credits for U.S. shareholders of a Fund, foreign capital gains taxes may not produce associated foreign source income, thereby limiting a U.S. person’s ability to use such credits.

If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as

35

long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

Fund Service Providers

Ultimus Fund Solutions, LLC is the Funds’ administrator and fund accountant. It has its principal office at 4221 North 203rd Street, Elkhorn, Nebraska 68022-3474, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, is the Funds’ transfer agent and custodian.

Northern Lights Distributors, LLC (the “Distributor”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474, is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Greenberg Traurig LLP, 1144 15th Street, Suite 3300, Denver, Colorado 80202, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 N. Water St., Suite 830, Milwaukee, WI 53202, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

36

Portfolio Holdings Information. A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

Financial Highlights

Because the Funds commenced operations on or following the date of this Prospectus, no Financial Highlights are shown. You may request a copy of the Funds’ annual and semi-annual reports, once available, at no charge by calling the Funds at 855-813-3507.

37

Additional Information

Zacks Income ETF

(Ticker: ZINC)

Zacks Preferred Income ETF

(Ticker: PRIZ)

For more information visit www.zacksetfs.com or call 855-813-3507

Copies of the Prospectus, SAI, and recent shareholder reports can be found on our website at www.zacksetfs.com. For more information about the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds’ investments will be available in the annual and semi-annual reports to shareholders and in Form N-CSR. The annual reports will include discussions of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

If you have any questions about the Funds or shares of the Funds or you wish to obtain the SAI or Annual Report free of charge, please:

Call:	855-813-3507 (toll free)

Write:	Zacks Trust c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45426

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No.: 811-23435

STATEMENT OF ADDITIONAL INFORMATION

Zacks Income ETF

(Ticker Symbol: ZINC)

Listed and traded on:

NYSE Arca

May 28, 2026

Zacks Preferred Income ETF

(Ticker Symbol: PRIZ)

Listed and traded on:

NYSE Arca

May 28, 2026

Each a series of the
Zacks Trust

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the Prospectus for Zacks Income ETF and Zacks Preferred Income ETF (each a “Fund” and together, the “Funds”), dated May 28, 2026 and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  You can obtain copies of the Funds’ Prospectus, and annual or semi-annual reports without charge by contacting the Funds’ Distributor, Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474 or by calling 855-813-3507. You may also obtain a Prospectus by visiting the website at www.zacksetfs.com. The Funds’ Prospectus is incorporated by reference into this SAI.

Reference to the Investment Company Act of 1940, as amended, (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the U.S. Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

Zacks Trust (the “Trust”) was organized as a Delaware statutory trust on November 14, 2018 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Zacks Income ETF and Zacks Preferred Income ETF (each a “Fund” and collectively, the “Funds”) shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This Statement of Additional Information (“SAI”) relates to the Funds. Each Fund is an exchange-traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly- traded securities. The shares of each Fund are referred to herein as “Shares” or “Fund Shares.”

Each Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board of Trustees of the Trust (the “Board”) may start other series and offer shares of a new fund under the Trust at any time. The Funds are classified as “diversified.”

Each Fund is managed by Zacks Investment Management, Inc. (the “Advisor”).

Each Fund will offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities specified by the Fund (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).

Each of the Fund’s Shares are listed on the NYSE Arca (the “Exchange”) under the trading symbol set out on the front cover.

Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 10,000 Shares.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

INVESTMENT RESTRICTIONS AND POLICIES

The investment restrictions set forth below have been adopted by the Board as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of a Fund and, except as noted below, all other investment policies or practices of the Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of a Fund are present or represented by proxy, or (ii) more than 50% of the Shares of the Fund.

As a matter of fundamental policy, each Fund (except as otherwise noted below) may not:

(1)       Borrow money, except that (i) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (ii) a Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), a Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

(2)       Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(3)       Make loans, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(4)       Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts.

(5)       Engage in the business of underwriting securities issued by other persons, except to the extent that a Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations. The Funds’ specific policies for segregation of assets are described in “Investment Policies and Risks” below.

Each Fund is allowed to pledge, mortgage, or hypothecate assets up to the amounts allowable under the 1940 Act, which presently allows each Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

The Funds may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. This restriction is not limited to the time of purchase.

The Funds may concentrate their investments in one or more sectors or industries, and the Funds currently intend to concentrate in one or more industries in the financial sector though the specific sector(s) or industry(ies) in which the Fund may concentrate may be changed from time to time without notice.

Further explanation of Concentration Policy. Financial services are a “sector” composed of a number of “industries”. A company is “principally engaged” in financial services if it owns financial services related assets constituting at least 50% of the total value of the company’s assets, or if at least 50% of the company’s revenues are derived from its provision of financial services. The financial services sector consists of several different industries that behave differently in different economic and market environments (e.g., banks, insurance, and securities brokerage houses). Companies with their principal business activity in one of the following areas are considered financial services firms: banks, thrifts and mortgage, specialized finance, consumer finance, asset management, custody, investment banking, brokerage, insurance, financial exchanges and data, and mortgage REITs. Other sectors are similarly comprised of multiple industries, and the Funds may concentrate in other sectors or industries (such as the utilities sector) from time to time

INVESTMENT POLICIES AND RISKS

The investment objective and principal investment strategies for each Fund are provided in its Prospectus. Each Fund may not invest in all of the investments listed below. Unless a strategy, instrument, or policy described below is specifically prohibited by a Fund’s investment restrictions or by applicable law, a Fund may, but will not necessarily, engage in each of the investment practices described below. Except as stated elsewhere in the Funds’ Prospectus or this SAI, to the extent a Fund has reserved the freedom to invest in a type of investment or to utilize a particular investment practice, the Fund may invest in such investment or engage in such investment practice without limit.

A discussion of the risks associated with an investment in the Funds is contained in the Funds’ Prospectus under the headings “Principal Risks of Investing in the Fund,” and “Additional Information About the Funds’ Investment Objectives, Principal Investment Strategies, And Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Funds’ Prospectus.

General Considerations and Risks. Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic, and banking crises.

Concentration Risk. The Funds are expected to concentrate their investments (i.e., invest more than 25% of its assets) in one or more sectors or industries. Specifically, the Funds currently intend to concentrate their investments specifically in the financial services sector, although either may in the future adopt a policy to concentrate in other industries or sectors.  Significant investments in an industry or sector renders a portfolio particularly vulnerable to risks of that industry or sector.  Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the sector(s) or industry(ies) in which it concentrates, including the industries in the financial services sector and the financial services sector itself.

Equity Securities. The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in a fund that holds equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

Common Stock. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Loans of Portfolio Securities. A Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund. These loans cannot exceed 33 1/3% of a Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by the securities lending agent, so long as the terms, the structure, and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with a Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis), and maintained in an amount equal to at least 100% of the value of the portfolio securities being lent; (b) the loan be made subject to termination by a Fund at any time; and (c) a Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third-party securities lending agent that is unaffiliated with a Fund.

Risks of Securities Lending. A Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Advisor determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on a Fund’s loaned securities and for which the vote could be material to . A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, a Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to “operational risk” (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities may be invested in short-term liquid fixed income securities or in money market or short-term mutual funds, or similar investment vehicles. A Fund bears the risk of such investments. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies, and restrictions, each Fund or the Advisor will consider the loaned securities as assets of a Fund but will not consider any collateral received as a Fund asset. A Fund may have to pay the borrower a fee based on the amount of cash collateral. A Fund may pay lending fees to a party arranging the loan.

Senior Securities. In general, a Fund may not issue any class of senior security, except within the limitations of the 1940 Act. These limitations allow a Fund to (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% (the “Asset Coverage Requirement”) for all Fund borrowings, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts, and reverse repurchase agreements, provided that a Fund complies with applicable SEC regulations and interpretations.

Repurchase Agreements. A Fund may enter into repurchase agreements pursuant to which securities are acquired by a Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which a Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. A Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Advisor will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases a Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and a Fund intends to use the reverse repurchase technique only when the Advisor believes it will be advantageous to a Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund’s assets. The custodian bank will maintain a separate account for a Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments. A Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc., or “A-1+” or “A-1” by S&P Global Ratings or, if unrated, of comparable quality as determined by the Advisor; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. A Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of a Fund’s total assets with respect to any one investment company, and (iii) 10% of a Fund’s total assets of investment companies in the aggregate.

Illiquid Securities. A Fund may invest in illiquid assets, including Rule 144A securities deemed illiquid by the Advisor. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Depositary Receipts. A Fund may invest in depositary receipts. Depositary receipts, including American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country. Depositary receipts may trade at a discount or premium to the underlying security and may be less liquid than the underlying securities listed on an exchange.

Futures and Options. A Fund may utilize exchange-traded futures and options contracts.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of a Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

A Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be affected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. With respect to investments in swap transactions, commodity futures, commodity options, or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or commodity pool operator (“CPO”). First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. If the Advisor were required to register as a CPO with respect to a Fund, the disclosure and operations of a Fund would need to comply with all applicable Commodity Futures Trading Commission (“CFTC”) regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index, or asset. Swap agreements will usually be done on a net basis, with a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued daily and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, because of its bankruptcy or otherwise, a Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

Risks of Derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The various derivative instruments that a Fund may use are described in more detail under “Futures and Options,” “Swap Agreements,” and “Currency Transactions” in this SAI. A Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk, and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (ii) the fact that skills needed to use these strategies are different from those needed to select non-derivative portfolio securities; (iii) the potential absence of a liquid secondary market for any particular instrument at any time; (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences; (v) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based; and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that a Fund maintain “cover” or collateral securities in connection with the use of certain derivatives.

A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. A Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of a Fund.

Furthermore, regulatory requirements for a Fund to set aside assets to meet its obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause a Fund to be more volatile and can result in significant losses.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, the Advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized over-the-counter (“OTC”) derivative instruments that the CFTC and SEC defined as “swaps” and “security-based swaps,” respectively. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a swap dealer, bank, or other financial institution. A Fund enters into cleared swaps through an executing broker. Such transactions are then submitted for clearing and, if cleared, will be held at regulated futures commission merchants (“FCMs”) that are members of the clearinghouse that serves as the central counterparty. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by a Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to a Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to a Fund.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which a Fund has an open position in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because a Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers or central counterparty’s clearing members. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use a Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange-trading is expected to increase liquidity of swaps trading.

In addition, with respect to cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which a Fund may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

A Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before a Fund can enter into a new trade, market conditions may become less favorable to a Fund.

Government Regulation of Derivatives.  It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S., the European Union and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since a Fund is not a member of any clearing houses and only clearing members can participate directly in the clearing house, a Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In addition, U.S. regulators, the European Union, and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared OTC derivatives transactions. It is expected that these regulations will have a material impact on a Fund’s use of uncleared derivatives. These rules will impose minimum margin requirements on derivatives transactions between a Fund and its swap counterparties and may increase the amount of margin a Fund is required to provide. They will impose regulatory requirements on the timing of transferring margin, which may accelerate a Fund’s current margin process. They will also effectively require changes to typical derivatives margin documentation. It is expected that a Fund will become subject to variation margin requirements under such rules in 2017 and initial margin requirements under such rules in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with uncleared derivatives transactions and, therefore, make such transactions more expensive.

Funds investing in derivatives must comply with Rule 18f-4 under the 1940 Act, which provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, would not be subject to the full requirements of Rule 18f-4. Rule 18f-4 could restrict a Fund’s abilities to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions.

Risks of Futures and Options Transactions. Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

Each Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large, as traditionally measured, due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit its risk exposure to that which is comparable to what it would have incurred through direct investment in securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Swap Agreements. Bilateral swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect a Fund’s rights as a creditor. Some interest rate and credit default swaps are currently subject to central clearing and exchange trading. Although exchange-trading and clearing decreases the counterparty risk involved in bilaterally negotiated contracts and increase market liquidity, exchange-trading and clearing will not make the contracts risk-free.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

It is possible that developments in the swaps market, including government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Where swap agreements are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, they may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest.

If a Fund uses a swap as a hedge against, or as a substitute for, a portfolio investment, a Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for a Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Funds are susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Funds’ operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cyber-attacks have the potential to interfere with the processing of authorized participant transactions and shareholder transactions on the Exchange. Furthermore, cybersecurity failures or breaches by the Funds’ third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent, and financial intermediaries), or the Advisor, may cause disruptions and impact the service providers’ and the Funds’ business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and a Fund to process transactions, inability to calculate a Fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Funds or its third-party service providers.

The Funds may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such securities to lose value.

Debt Obligations. A Fund may invest in debt obligations traded in U.S. or foreign markets. Such debt obligations include, among others, bonds, notes, debentures, and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, the Advisor may consider (i) general economic and financial conditions; and (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) other considerations deemed appropriate.

A Fund may invest in debt securities that are rated below investment grade (i.e., “junk bonds”) by nationally recognized statistical rating organizations (“NRSROs”) or are unrated securities that the Advisor believes are of comparable quality. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

Companies that issue junk bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues may be subordinated to other creditors of the issuer.

The credit rating from an NRSRO of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

A Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund’s ability to dispose of particular issues and may also make it more difficult for a Fund to obtain accurate market quotations in valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, a Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

U.S. Government Obligations. A Fund may invest in U.S. government obligations. Obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities include bills, notes, and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government- sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover their investment from the U.S. Government.

Convertible Securities. A Fund may invest in convertible securities. Convertible securities include bonds, debentures, notes, preferred stocks, and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted. The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. Convertible securities may be illiquid and may be required to convert at a time and at a price that is unfavorable to a Fund. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

Municipal Securities. A Fund may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal securities share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. The municipal securities which a Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax- exempt industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor). In addition, a Fund may invest in lease obligations. Lease obligations may take the form of a lease or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities.

Preferred Stock. A Fund may invest in preferred stock. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation’s earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases, an issuer may offer auction rate preferred stock, which means that the dividend to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Bank Instruments. A Fund may invest in certificates of deposit (“CDs”), time deposits and bankers’ acceptances from U.S. banks. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A CD is a negotiable interest-bearing instrument with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a nonnegotiable receipt issued by a bank in exchange for the deposit of funds. Like a CD, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

Participation Interests. A Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a “Lender”) or from other holders of a participation interest (a “Participant”). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the “Borrower”). A Fund generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, a Fund will be required to rely on the Lender or the Participant that sold the participation interest, both for the enforcement of a Fund’s rights against the Borrower and for the receipt and processing of payments due to a Fund under the loans. Under the terms of a participation interest, a Fund may be regarded as a member of the Participant, and thus a Fund is subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. Generally, a Fund considers participation interests to be illiquid and therefore subject to a Fund’s percentage limitations for investments in illiquid securities.

Commercial Instruments. A Fund may invest in commercial interests, including commercial paper and other short-term corporate instruments. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance.

Variable or Floating Rate Instruments. A Fund may invest in securities that have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. The Advisor will monitor the pricing, quality and liquidity of the variable or floating rate securities held by each Fund.

Zero-Coupon and Pay-in-Kind Securities. A Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a “regulated investment company” (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid certain excise taxes, a Fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Delayed Delivery Transactions. A Fund may use delayed delivery transactions as an investment technique. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent that it can anticipate having available cash on the settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

Investment in securities on a delayed delivery basis may increase a Fund’s exposure to market fluctuations and may increase the possibility that a Fund will incur short-term gains subject to federal taxation or short- term losses if a Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Funds will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments.

The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

When-Issued Securities. A Fund may purchase when-issued securities. Purchasing securities on a “when issued” basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but a Fund may sell these securities before the settlement date if it is deemed advisable.

Securities purchased on a when-issued basis and the securities held in a Fund’s portfolio are subject to changes in market value based upon the public’s perception of the creditworthiness of the issuer and, if applicable, the changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of a Fund’s assets will fluctuate to a greater degree. Furthermore, when the time comes for a Fund to meet its obligations under when-issued commitments, a Fund will do so by using then available cash flow, by sale of securities, or although it would not normally expect to do so, by directing the sale of when-issued securities themselves (which may have a market value greater or less than a Fund’s payment obligation).

Investment in securities on a when-issued basis may increase a Fund’s exposure to market fluctuation and may increase the possibility that a Fund will incur short-term gains subject to federal taxation or short-term losses if a Fund must sell another security in order to honor a when-issued commitment. A Fund will employ techniques designed to reduce such risks.

Rule 144A Securities. A Fund may invest in Rule 144A securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the Securities Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the Securities Act. The Advisor, under supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund’s restriction on illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Sub- Advisor could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The Advisor will also monitor the liquidity of Rule 144A securities, and if, as a result of changed conditions, the Advisor determines that a Rule 144A security is no longer liquid, the Advisor will review a Fund’s holdings of illiquid securities to determine what, if any, action is required to assure that a Fund complies with its restriction on investment of illiquid securities. Investing in Rule 144A securities could increase the amount of a Fund’s investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, 11 and thus they may be more volatile than other securities. The liquidity of REITs may change dramatically over time.

Master Limited Partnerships. A Fund may invest in securities of MLPS. Investments in MLPs involve risks that differ from investments in common stock, including risks related to the following: (1) a common unit holder’s limited control and limited rights to vote on matters affecting the MLP; (2) potential conflicts of interest between the MLP and the MLP’s general partner; (3) cash flow; (4) dilution; and (5) the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP common unit holders may not elect the general partner or its directors and have limited ability to remove an MLP’s general partner. MLPs may issue additional common units without unit holder approval which could dilute the ownership interests of investors holding MLP common units. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs, like prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. The value of an MLP security may decline for reasons that directly relate to the issuer such as management performance, financial leverage, and reduced demand for the issuer’s products or services.

Currently, MLPs do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in a requirement to pay federal income tax on its taxable income and have the effect of reducing the amount of cash available for distribution by the MLP, resulting in a reduction of the value of the common unit holder’s investment. Changes in the laws, regulations, or related interpretations relating to a Fund’s investments in MLPs could increase a Fund’s expenses, reduce its cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact a Fund’s ability to implement its investment strategy. Due to the heavy state and federal regulations that an MLP’s assets may be subject to, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.

Canadian Royalty Trust Risk. Canadian Royalty Trusts are likely to be heavily invested in crude oil and natural gas. Potential growth may be sacrificed because revenue is passed on to a royalty trust’s unitholders (such as a Fund), rather than reinvested in the business. Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.

Unlike U.S. Royalty Trusts, Canadian royalty trusts may engage in the acquisition, development and production of natural gas and crude oil to replace depleting reserves. They may have employees, issue new shares, borrow money, acquire additional properties, and manage the resources themselves. As a result, Canadian royalty trusts are exposed to commodity risk and production and reserve risk, as well as operating risk.

Under amendments to the Income Tax Act (Canada) passed in 2007 (the “SIFT Rules”), certain trusts (defined as “SIFT trusts”) are taxable on certain income and gains on a basis similar to that which applies to a corporation, with the result that tax efficiencies formerly available in respect of an investment in the trust may cease to be available. A royalty trust may be a SIFT trust. A trust that began public trading before November 1, 2006 did not become subject to the SIFT Rules until the first year of the trust that ended in 2011, or earlier if the trust exceeded “normal growth guidelines” incorporated by reference into the Income Tax Act (Canada). In addition, as a result of the SIFT Rules, some trusts may undertake reorganization transactions, the costs of which may affect the return earned on an investment in the trust. After any such conversion, tax efficiencies that were formerly available in respect of an investment in the trust may cease to be available. Accordingly, the SIFT Rules have had, and may continue to have, an effect on the trading price of investments in royalty trusts, and consequently could impact the value of the Shares of a Fund.

Tax Risks. As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in the Prospectus and this Statement is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of the Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of 3 individuals, 2 of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust (“Independent Trustees”). Pursuant to the Governing Documents, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by David J. Kaufman, who has served as the Chairman of the Board since June 22, 2021. Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Governing Documents, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board, provide effective leadership that is in the best interests of the Trust, its funds and each shareholder.

Board Risk Oversight

The Board has a standing independent Audit Committee and Nominating and Governance Committee, each with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief

Compliance Officer is the primary recipient and communicator of such risk-related information. The primary purposes of the Nominating and Governance Committee are to consider and evaluate the structure, composition and operation of the Board, to evaluate and recommend individuals to serve on the Board, and to consider and make recommendations relating to the compensation of the Trust’s independent trustees.  The Nominating and Governance Committee may consider recommendations for candidates to serve on the Board from any source it deems appropriate.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits. The Board also has considered the following experience, qualifications, attributes, and/or skills, among others, of its members, as applicable, in reaching its conclusion: (i) such person’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) such person’s ability to work effectively with the other members of the Board; (iii) how the individual’s skills, experiences, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; (iv) such person’s character and integrity; (v) such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and (vi) as to each Trustee his status as an Independent Trustee.

In addition, the following specific experience, qualifications, attributes and/or skills were considered in respect of the listed Trustee.

Mitch Zacks is the President and Chief Executive Officer of the Advisor. He is also a Portfolio Manager at the Advisor overseeing the modeling and quantitative process. Mr. Zacks joined the Advisor in 1996 and has been a portfolio manager with the firm since 1999. Mr. Zacks wrote a weekly finance column for the Chicago Sun- Times and has written two books on quantitative investment strategies, which were published in 2003 and 2011. Prior to joining Zacks Investment Management in 1997, Mitch was an investment banking analyst at Lazard Freres in New York. Mitch graduated cum laude from Yale University with distinction in his major of Economics. He received his M.B.A with high honors in his concentration of Analytic Finance and Statistics from the University of Chicago.

David J. Kaufman is a partner and Co-Chair of Thompson Coburn LLP’s Corporate and Securities Practice Group, a national law firm with over 400 lawyers.  He has been practicing law for over 32 years.  As part of his practice, he frequently provides ongoing SEC compliance and reporting advice as well as providing public company boards of directors, board committees and officers with guidance regarding their fiduciary duties and other obligations.  He received his undergraduate degree in honors, with distinction, Master’s in Public Policy and Juris Doctorate from the University of Michigan, Ann Arbor.

Stuart Kaufman has over 22 years of operating, credit and financial advisory experience including the management of distressed corporate turnarounds, balance sheet and operational restructurings, corporate credit assessment and management. Prior to a career in interim management and business advisory, he worked in the telecommunications and natural resources industries and in financial services including structured financing and credit at prominent global financial institutions.

Each Trustee’s ability to perform his duties effectively also has been enhanced by his educational background and professional training. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

Name and Year of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
David J. Kaufman 1963	Independent Trustee, Chairman	Since 6/2021	Partner, Thompson Coburn, LLP (law firm) (since 2013).	7	None
Stuart Kaufman 1968	Independent Trustee	Since 6/2021	Managing Director, Areté Capital Partners (2023-Present); Managing Director, Portage Point, LLC (consulting company) (2018-2022)	7	None
Interested Trustees
Mitch Zacks 1973	Trustee, President, and Principal Executive Officer	Since 6/2021	President and Chief Executive Officer (since 2019) and Portfolio Manager, Zacks Investment Management, Inc. (since 1999).	7	None
Other Officers
Donald Ralph 1950	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 6/2021	CFO, Zacks Investment Management (since December 2010).	n/a	n/a
Brittany Weise 1990	Secretary	Since 2/2026	Associate Vice President and Legal Counsel, Ultimus Fund Solutions, LLC (since December 2025); Principal Legal Counsel at ALPS Fund Services, Inc (2024-2025); Associate Counsel at Ultimus (from 2022 to 2024). Attorney at Morgan & Morgan P.A. (formerly Mitcheson & Lee LLP) from 2019 – 2022.	n/a	n/a
Chad Bitterman 1972	Chief Compliance Officer	Since 6/2021	Compliance Officer, Northern Lights Compliance Services, LLC (since 2010).	n/a	n/a

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. The Audit Committee is responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will not consider shareholder nominees. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate.

Nominating and Governance Committee

The Board has a Nominating and Governance Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Committee’s responsibilities (which may also be conducted by the Board) include: (i) recommend persons to be nominated or re-nominated as Trustees; (ii) review the Trust’s officers, and conduct Chief Compliance Officer searches, as needed, and provide consultation regarding other CCO matters, as requested; (iii) review trustee qualifications, performance, and compensation; (iv) review periodically with the Board the size and composition of the Board as a whole; (v) annually evaluate the operations of the Board and its Committees and assist the Board in conducting its annual self-evaluation; (vi) make recommendations on the requirements for, and means of, Board orientation and training; (vii) periodically review the Board’s corporate Governance policies and practices and recommend, as it deems appropriate, any changes to the Board; and (ix) consider any corporate governance issues that arise from time to time, and to develop appropriate recommendations for the Board.

Compensation

Each Independent Trustee will receive an annual fee of $30,0000 to be paid by the Trust for his service as a Trustee of the Board and for serving in his respective capacity as Chair of the Audit Committee and Nomination and Governance Committee, a per meeting fee of $5,000 for each regularly scheduled Board meeting, and reimbursement for any reasonable expenses incurred for attending regularly scheduled Board and Committee meetings.

None of the interested Trustees or executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended November 30, 2025. Each Independent Trustee is expected to attend all quarterly meetings during the period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name of Trustees	Aggregate Compensation from each Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Independent Trustees
David J. Kaufman	$0	None	None	$19,250
Stuart Kaufman	$0	None	None	$19,250

[1]	Zacks Income ETF and Zacks Preferred Income ETF commenced operations on May 28, 2026.

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of December 31, 2024, and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
David J. Kaufman	A	A
Stuart Kaufman	A	A
Mitch Zacks	A	A

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2025, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Advisor, the Funds’ distributor, or any person controlling, controlled by, or under common control with the Advisor or the Funds’ distributor.

Control Persons and Principal Holders of Securities. The Trustees and officers of the Trust collectively owned less than 1% of either of the Fund’s outstanding Shares as of the date of this SAI.

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

Although the Trust generally does not have information concerning the beneficial ownership of shares nominally held by the Depository Trust Company (“DTC”), there were no DTC participants that owned 5% or more of the outstanding Shares of the Fund, as of the date of this SAI.

Potential Conflicts of Interest. As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which a portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of a Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute a Fund’s portfolio trades and/or specific uses of commissions from a Fund’s portfolio trades (for example, research, or “soft dollars”, if any). The Advisor has adopted policies and procedures and has structured the portfolio manager’s compensation in a manner reasonably designed to safeguard the Funds from being negatively affected as a result of any such potential conflicts.

Investment Advisor. Zacks Investment Management, Inc., 101 N. Wacker Dr, Suite 1500, Chicago, Illinois 60606-3830, serves as the Fund’s investment adviser. The Advisor is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

Subject to the supervision of the Board, the Advisor is responsible for the overall management of the Funds’ investment-related business affairs. Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of each Fund, the Advisor, subject to the supervision of the Board, and in conformity with the stated policies of each Fund, manages the portfolio investment operations of each Fund. The Advisor has overall supervisory responsibilities for the general management and investment of each Fund’s securities portfolio, as detailed below, which are subject to review and approval by the Board. In general, the Advisor’s duties include setting the Fund’s overall investment strategies and asset allocation. The Advisor had approximately $13.4 billion in assets under management as of December 31, 2025.

Pursuant to the Advisory Agreement, the Advisor, under the supervision of the Board, agrees to invest the assets of each Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Funds’ current Prospectus and SAI, and subject to such further limitations as the Trust may from time to time impose by written notice to the Advisor. The Advisor shall act as the investment adviser to the Funds and, as such shall, (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of each Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by each Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Advisor or its designee, directly, will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Advisor with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Advisor also provides the Funds with all necessary office facilities and personnel for servicing each Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Advisor, and all personnel of the Funds or the Advisor performing services relating to research, statistical and investment activities.

In addition, the Advisor, subject to the supervision of the Board, provides the management and supplemental administrative services necessary for the operation of the Funds. These services include providing assisting in the supervising of relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Funds; assisting in the preparing of all general shareholder communications and conducting shareholder relations; assisting in maintaining each Fund’s records and the registration of each Fund’s Shares under federal securities laws and making necessary filings under state securities laws; assisting in developing management and shareholder services for each Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Zacks Income ETF pays an annual management fee (computed daily and payable monthly) of 0.44% of the Fund’s average daily net assets to the Advisor pursuant to the Advisory Agreement. Zacks Preferred Income ETF pays an annual management fee (computed daily and payable monthly) of 0.35% of the Fund’s average daily net assets to the Advisor pursuant to the Advisory Agreement.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Zacks Income ETF Fund’s or 0.45% of the Zacks Preferred Income ETF, respectively, of each Fund’s average daily net assets; subject to possible recoupment from the Fund in future years within the three years after the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance. A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Funds’ first Form N-CSR, which will be available on the Funds’ website and on the SEC’s website at www.sec.gov.

Expenses not expressly assumed by the Advisor under the Advisory Agreement are paid by each Fund. Under the terms of the Advisory Agreement, each Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Advisor, (b) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Northern Lights Distributors, LLC (the “Distributor”) (c) the fees and certain expenses of the Custodian and Transfer Agent, including the cost of maintaining certain required records of a Fund and of pricing a Fund’s Shares, (d) the charges and expenses of legal counsel and independent accountants for each Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to a Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by a Fund to governmental agencies, (g) the fees of any trade association of which a Fund may be a member, (h) the cost of fidelity and liability insurance, (i) the fees and expenses involved in registering and maintaining registration of each Fund and of Shares with the SEC, qualifying its Shares under state securities laws, including the preparation and printing of a Fund’s registration statements and prospectuses for such purposes, (j) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are not directors, officers or employees of the Advisor) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a Fund’s business.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding Shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Advisor, or by holders of a majority of a Fund’s outstanding Shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment.

Other Accounts Managed by the Portfolio Manager; Compensation of the Portfolio Manager.

Mitch Zacks has managed the Fund since its inception. Information regarding the other accounts managed by the portfolio manager as of May 28, 2026, is set forth below:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Mitch Zacks	7	$807,450,017	2	$20,257,022	12,426	$13,676,210,431
Accounts with Performance-Based Advisory Fee
Mitch Zacks	0	$0	2	$20,257,022	0	$0

Compensation. The portfolio manager’s compensation is determined by the Advisor and varies with the general success of the Advisor. The compensation of Mr. Zacks is based on the Advisor’s assets under management. The portfolio manager’s compensation is not directly linked to a Fund’s performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor’s distributable profits and assets under management.

Ownership of Fund Shares. The following table shows the amount of the Fund’s equity securities beneficially owned by each portfolio manager as of the date of this SAI and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mitch Zacks	A

Administrator. Ultimus Fund Solutions, LLC, (the “Administrator”), which has its principal office at 4221 North 203rd Street, Elkhorn, Nebraska 68022-3474, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an ETF Master Services Agreement with each Fund, the Administrator provides administrative services to each Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of a Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The ETF Master Services Agreement is dated April 26, 2021. The Agreement will remain in effect for three years from the effective date of the Agreement, and shall automatically renew for successive one-year periods thereafter. The ETF Master Services Agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the ETF Master Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds’ custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectus and SAI in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Funds’ shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its Shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Code and the Prospectus.

The Administrator also provides the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Fund; (vi) maintenance of certain books and records described in Rule 31a-1 under the 1940 Act, and reconciliation of account information and balances among the Funds’ custodian and Advisor; and (vii) monitoring and evaluation of daily income and expense accruals, and sales and redemptions of Shares of the Funds.

For administrative services rendered to the Funds under the Agreement, each Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. For the fund accounting services rendered to the Funds under the Agreement, each Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. The Funds also pay the Administrator for any out-of-pocket expenses.

Distributor. Under the Distribution Agreement between the Trust and the Distributor, the Distributor serves as the principal distributor and underwriter for the Funds. The Distributor is located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474. Shares are continuously offered for sale by each Fund through the Distributor or its agent only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund Shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands, and the District of Columbia.

The Distribution Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), DTC participants and/or investor services organizations. The Advisor or its Affiliates may, from time to time and from their own resources, pay, defray, or absorb costs relating to distribution, including payments out of their own resources to the Distributor, or to otherwise promote the sale of shares.

Payments by the Advisor and its Affiliates. The Advisor and/or its Affiliates (“Advisor Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, other funds or exchange-traded products in general. Advisor Entities make these payments from their own assets and not from the assets of a Fund. Although a portion of Advisor Entities’ revenue comes directly or indirectly in part from fees paid by a Fund, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund. Advisor Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals, and individual investors more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms, and reporting systems (“Education Costs”). Advisor Entities also make payments to Intermediaries for certain printing, publishing, and mailing costs associated with the Fund or materials relating to exchange-traded products in general (“Publishing Costs”). In addition, Advisor Entities make payments to Intermediaries that make Shares of a Fund, and certain other funds, available to their clients, develop new products that feature the Funds, or otherwise promote the Funds and other funds. Advisor Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the Advisor Entities believe may benefit the Funds’ business or facilitate investment in the Funds. Payments of the type described above are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend a Fund and other funds over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, Advisor Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed above. Advisor Entities may determine to make such payments based on any number of metrics. For example, Advisor Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of a Fund in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, the Advisor anticipates that the payments paid by Advisor Entities in connection with the Funds and exchange-traded products in general will be immaterial to Advisor Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments his or her Intermediary firm may receive. Any payments made by the Advisor Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares of a Fund.

A Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of a Fund would pay a fee to the exchange used for incentivizing one or more market makers in the securities of a Fund to enhance the liquidity and quality of the secondary market of securities of a Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of a Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of a Fund solely for the benefit of a Fund and will not be paid from any Fund assets. Certain funds managed by the Advisor may also participate in such programs.

Transfer Agent. Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, acts as the transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement with each Fund (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Custodian. BBH, located at 50 Post Office Square, Boston, MA 02110 (the “Custodian”), serves as the custodian of each Fund’s assets pursuant to a Custodian and Transfer Agent Agreement by and between the Custodian and the Trust on behalf of the Funds. The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund’s investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Advisor. A Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Counsel. Greenberg Traurig LLP is counsel to the Trust.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of Cohen & Company, Ltd., located at 342 N. Water St., Suite 830, Milwaukee, WI 53202, to serve as the independent registered public accounting firm for each Fund for the current fiscal year and to audit the annual financial statements of each Fund, and prepare each Fund’s federal, state, and excise tax returns. The independent registered public accounting firm will audit the financial statements of each Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent annual report will accompany the SAI whenever a shareholder or a prospective investor requests it.

ALLOCATION OF BROKERAGE

Specific decisions to purchase or sell securities for a Fund are made by the portfolio manager who is an employee of the Advisor. The Advisor is authorized by the Trustees to allocate the orders placed by it on behalf of a Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to a Fund or the Advisor for a Fund’s use. Such allocation is to be in such amounts and proportions as the Advisor may determine.

In selecting a broker or dealer to execute each particular transaction, the Advisor will take the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of a Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of a Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Advisor determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to a Fund. In allocating portfolio brokerage, the Advisor may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Advisor exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than a Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit a Fund.

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect a Fund’s performance.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Book Entry Only System. DTC Acts as Securities Depository for each Fund’s Shares. Shares of a Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the Exchange and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A of this SAI. The Board will periodically review each Fund’s proxy voting record.

Information regarding how proxies relating to a Fund’s portfolio securities were voted during the 12-month period ended June 30 will be available at no charge upon request by calling 855-813-3507 or by writing to Zacks Trust, c/o Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474. The Fund’s Form N-PX also is available on the Fund’s website at www.zacksetfs.com and on the SEC’s website at www.sec.gov.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Advisor or any affiliated person of the Advisor) in connection with the disclosure of portfolio holdings information of the Trust. The Trust’s policy is implemented and overseen by the chief compliance officer of the Funds, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Board must approve all material amendments to this policy. Each Fund’s complete portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund. The Trust, the Advisor, and the Distributor will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved a Code of Ethics adopted by the Advisor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust and the Advisor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund, subject to certain limitations. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares Are Priced”, the NAV of a Fund’s Shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities, by the total number of Shares outstanding of a Fund.

Generally, a Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation

System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by a Fund’s valuation designee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the valuation designee in accordance with policies and procedures adopted by the Board. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, a Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by a Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before a Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by a Fund’s valuation designee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of a Fund’s NAV by short-term traders. In addition, because a Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange Shares.

Shares are valued at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, a Fund normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, a Fund may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Creation Units

The Funds sell and redeem Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 10,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

Only Authorized Participants may purchase or redeem Creation Units. In order to be an Authorized Participant, a firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in a Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse a Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by a Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of a Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$400	0.40%

*	As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

The Funds may invest in foreign securities, and as such, the portfolio securities of each Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Funds, so shareholders may not be able to redeem their Shares of a Fund, or to purchase or sell Shares of a Fund on the Exchange, on days when the NAV of a Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of a Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to a Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from a Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-Lieu

A Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. A Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. A Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the second Business Day following the Transmittal Date for securities (“T+2”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to a Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to a Fund account by 11:00 a.m., Eastern Time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to a Fund for any losses incurred by a Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Advisor and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of a Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash-in-lieu), with adjustments determined by a Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to a Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to a Fund, immediately available or same day funds in U.S. dollars estimated by a Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund. Each Fund’s determination shall be final and binding.

Each Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of a Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Advisor, a Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. A Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once a Fund has accepted an order, upon next determination of a Fund’s NAV, such Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as provided in Appendix C, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to a Fund’s account at the applicable local sub-custodian(s), the Distributor and the Advisor shall be notified of such delivery, and a Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+2, a Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

A Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, a Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Advisor. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to a Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Advisor) of the daily marked-to-market value of the missing Deposit Securities. At any time, a Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to a Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by a Fund. More information regarding the Funds’ current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Notice to Texas Shareholders

Under section 72.1021(a) of the Texas Property Code, initial investors in a Fund who are Texas residents may designate a representative to receive notices of abandoned property in connection with Shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the address below to obtain a form for providing written notice to the Trust:

Zacks Trust
c/o Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of a Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from a Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to such Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

A Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. A Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. A Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to a Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to a Fund. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in each Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by such Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to affect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of Shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Advisor and the Custodian. The Custodian will then provide information of the redemption to a Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from a Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once a Fund has accepted a redemption request, upon next determination of a Fund’s NAV, such Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to a Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, a Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAXES

The following discussion is applicable to the Funds. Each Fund intends to qualify for and has elected or intends to elect to be treated as a separate RIC under Subchapter M of the Code. As a RIC, a Fund will not be subject to U.S. Federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the relevant Fund’s current and accumulated earnings and profits.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98.2% of its ordinary income (taking into account certain deferrals and elections) for the calendar year plus 98.2% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of the Funds has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of such Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

The Funds may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, money market instruments, convertible securities, and structured notes. Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Funds. The Funds may need to borrow money or dispose of some of their investments earlier than anticipated in order to meet its distribution requirements.

Certain of a Fund’s investments may be subject to special U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (iv) adversely affect when a purchase or sale of stock or securities is deemed to occur, (v) adversely alter the intended characterization of certain complex financial transactions (vi) cause a Fund to recognize income or gain without a corresponding receipt of cash, and (vii) produce non-qualifying income for purposes of the income test required to be satisfied by a RIC. The application of these rules could cause a Fund to be subject to U.S. federal income tax or the nondeductible 4% excise tax and, under certain circumstances, could affect a Fund’s status as a RIC. Each Fund will monitor its investments and may make certain tax elections in order to mitigate the effect of these provisions.

The Funds may invest a portion of their net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Funds. U.S. federal income tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount (OID) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by each Fund to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

Under Section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under Section 988 of the Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund’s net capital gain.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs, a Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by a Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of a Fund’s taxable year whether the foreign taxes paid by a Fund will “pass-through” for that year. Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax.

A Fund may gain commodity exposure through investment in ETFs that are treated as RICs or “qualified publicly traded partnerships” or grantor trusts for U.S. federal income tax purposes. An ETF that seeks to qualify as a RIC may gain commodity exposure through investment in commodity- linked notes and in subsidiaries that invest in commodity-linked instruments. Although the IRS has issued numerous favorable private letter rulings to certain RICs that gain commodity exposure in this manner, such rulings can be relied on only by the taxpayers to whom they are issued. Moreover, the IRS currently is reconsidering whether and how a RIC should be permitted to gain commodity exposure. Future IRS guidance (or possibly legislation, other regulatory guidance or court decisions) could limit the ability of an ETF that qualifies as a RIC to gain commodity exposure regardless of whether that ETF previously received a favorable IRS private letter ruling with respect to such investment activity. Investments by a Fund in “qualified publicly traded partnerships” and grantor trusts that engage in commodity trading must be monitored and limited to enable a Fund to satisfy certain asset diversification and qualifying income tests for qualification as a RIC. Failure to satisfy either test would jeopardize a Fund’s status as a RIC. Loss of such status could materially adversely affect a Fund.

A Fund or some of the REITs in which a Fund may invest may be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury Regulations not yet issued, but that may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. It is not expected that a substantial portion of a Fund’s assets will be residual interests in REMICs. Additionally, a Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

Distributions from a Fund’s net investment income, including net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

Dividends declared by a Fund in October, November, or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of 20%. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by a Fund and the shareholder. A Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, a Fund will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The sale, exchange, or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income). Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund Shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts.

If, for any calendar year, the total distributions made exceed a Fund’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her Shares, and thereafter as gain from the sale of Shares. The amount treated as a tax-free return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities (“Foreign Shareholders”) that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, Foreign Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S., or (ii) in the case of a non-corporate shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates.

A Fund is not required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by a Fund as “interest-related dividends” or “short-term capital gain dividends,” provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. However, a Fund may withhold tax on these amounts regardless of the fact that it is not required to do so. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”), a Foreign Shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such person were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If a Fund is a “U.S. real property holding corporation” and is not domestically controlled, any gain realized on the sale or exchange of Fund Shares by a Foreign Shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of Fund Shares would be FIRPTA gain. A Fund will be a “U.S. real property holding corporation” if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.

The Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a “qualified investment entity” (which includes a RIC if, in general more than 50% of the RIC’s assets consists of interest in REITs and U.S. real property holding corporations); and (ii) you are a Foreign Shareholder that owns more than 5% of a Fund’s Shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you to the extent derived from gain from the disposition of a U.S. real property interest, may also be treated as FIRPTA gain and therefore subject to U.S. federal income tax, and requiring that you file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a Foreign Shareholder that is a corporation. Even if a Foreign Shareholder does not own more than 5% of a Fund’s Shares, Fund distributions that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.

Withholding is required (at a 30% rate) with respect to payments of taxable dividends and (effective January 1, 2021) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the applicable withholding agent to determine whether withholding is required.

Non-U.S. Shareholders may also be subject to U.S. estate tax with respect to their Shares of a Fund.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local, and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority, and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, possibly retroactively.

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by a Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to a Fund’s business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to a Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

DIVIDENDS AND DISTRIBUTIONS

General Policies. In order to allow shareholders of each Fund to realize a predictable, but not assured, level of cash flow, each Fund has adopted a policy (which may be modified at any time) to pay distributions on Fund shares at a target rate that represents an annualized payout of approximately 8 % on each Fund’s per-share net asset value on the date of a distribution’s declaration (this rate is a target only and actual distributions may reflect a higher or lower annualized rate at the time of any given distribution, and further the target rate may be changed (raised or lowered) without prior notice from time to time depending on the market environment). For ZINC, such distributions will occur quarterly. For PRIZ, distributions of income will occur monthly and managed distributions will occur quarterly. All income will be distributed quarterly or monthly, as applicable regardless of whether such income will be treated as return of capital. The Funds generally distribute to shareholders substantially all of its net income (for example, interest and dividends) quarterly or monthly as applicable, as well as substantially all of its net capital gains (that is, long-term capital gains from the sale of portfolio securities and short-term capital gains from both the sale of portfolio securities and option premium earned) annually. In addition, pursuant to its distribution policy, a Fund may make distributions that are treated as a return of capital. Return of capital is the portion of a distribution that is the return of your original investment dollars in a Fund. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders receiving periodic payments from a Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from a Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each quarterly distribution payment (and such other distributions as deemed necessary or advisable) will be accompanied by a written statement which discloses the estimated source or sources of each distribution. The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains, and (3) return of capital. At the end of the year, the Funds may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains, and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. Distributions declared in December, if paid to shareholders by the end of January, are treated for federal income tax purposes as if received in December.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

Because the Funds commenced operations on or following the date of this SAI, there are no financial statements for the Funds. You can obtain copies of the Semi-Annual Report without charge by calling the Fund at 855-813-3507.

APPENDIX A

Zacks Investment Management, Inc.

Proxy Voting Policy and Procedures

I.	Overview

Zacks Investment Management, Inc. (“ZIM”) votes proxies for all of its discretionary client accounts except for separately managed accounts with FolioFN and “RIA” clients where a sub-advisory agreement is in place. For Folio and sub-advisory accounts, the client will reserve and retain the right to vote by proxy securities held in the Account unless Zacks and the client agree in writing that Zacks will have authority to vote proxies for securities held in the Account. Client agreements, which were in effect when Rule 206(4)-6 was adopted by the SEC, either provided that ZIM would vote proxies for the specific clients or were silent on proxy voting responsibilities. Thus, ZIM’s fiduciary duty to its clients encompasses voting of client proxies for discretionary client accounts.

II.	Regulatory Background

A.	Rule 206(4)-6 and Key SEC Staff Guidance Summary

Rule 206(4)-6, makes it a fraudulent, deceptive, or manipulative act, practice, or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the adviser:

●	Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how the adviser addresses material conflicts that may arise between the adviser’s interests and those of the adviser’s clients;

●	Discloses to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and

●	Describes to clients the adviser’s proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

Rule 206(4)-6 is supplemented by:

●	Investment Advisers Act Release No. 5325 (September 10, 2019) (“Release No. 5325”), which contains guidance regarding the proxy voting responsibilities of investment advisers under the Advisers Act. Among other subjects, Release No. 5325 addresses the oversight of proxy advisory firms by investment advisers; and

●	Investment Advisers Act Release No. 5547 (July 22, 2020), which contains supplementary guidance addressing: the risk of voting a proxy before an issuer files additional soliciting materials with the SEC; and associated client disclosures in this regard.

B.	Record-Keeping Requirements under Rule 204-2

Investment advisers that vote proxies on behalf of clients are required to maintain the following books and records:

●	Copies of the adviser’s proxy voting policies and procedures;

●	A copy of each proxy statement that the adviser receives regarding client securities. Alternatively, the adviser could rely upon obtaining a copy of a proxy statement from the SEC’s EDGAR system.

●	A record of each vote cast by the adviser on behalf of a client.

●	A copy of any document created by the adviser that was material to making a decision on how to vote proxies on behalf of clients or that memorializes the bases for that decision. For example, some advisers adopt general policies on how they will vote on certain issues.

●	A copy of each written client request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the adviser to any written or oral request for information regarding how the adviser vote proxies on behalf of the requesting client.

III.	Proxy Voting Requirements – ERISA Accounts

The Department of Labor (“DOL”) has taken the position that an investment adviser managing pension plan assets generally has the responsibility to vote shares held by the plan and subject to the investment adviser’s management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents. The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:

●	Responsibility for voting should be clearly delineated between ZIM and the trustee or other plan fiduciary that appointed ZIM.

●	An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures. In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan’s investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. (However, other DOL pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return). The plan administrator is required to periodically monitor ZIM’s voting activities, and both the client’s monitoring activities and ZIM’s voting activities (including the votes cast in each particular case) must be documented.

IV.	Proxy Voting Requirements for Private Funds

ZIM serves as the investment adviser for an investment limited partnership (the “Private Fund”), for which its parent company, Zacks Investment Research serves as the general partner.

Unless the general partner has retained another company to vote proxies for the Private Fund, either the general partner or the investment adviser is required to vote proxies for the Private Fund – since no one else is in a position to do so. Securities are held in the name of the Private Fund and notices of any proxy votes would be received by the general partner or the investment adviser. If the investment management agreement between ZIM and the general partner, on behalf of the Private Fund, does not exclude proxy voting from ZIM’s responsibilities under the agreement, the SEC takes the position that ZIM has the obligation to vote the Private Fund’s proxies.

V.	Proxy Voting Compliance Procedures

A.	Advisers Act

●	ZIM currently votes proxies for all discretionary client accounts except for separately managed accounts with FOLIOfn and “RIA” clients where a sub- advisory agreement is in place. Clients custodied at FOLIOfn are provided electronic access through a FOLIOfn website that allows clients to view and vote proxies. For sub-advisory accounts, the adviser retains discretion to vote proxies.

●	Proxy voting is supervised by the CCO, who directs the ZIM Employees who handle proxy voting how each proxy should be voted.

●	ZIM utilizes Broadridge to carry out proxy voting for most clients; ZIM’s proxy voting guideline is to generally vote in accordance with management. ZIM places priority on investment returns over corporate governance correctness. Accordingly, when economic considerations or extraordinary circumstances warrant, ZIM may make exceptions to voting with management, or as ZIM deems to be in the best interests of clients, intentionally refrain from voting a proxy or sell the security.

●	ZIM utilizes Glass-Lewis recommendations for Taft-Hartley clients that have requested ZIM to vote proxies according to AFL-CIO guidelines. As applicable in the Private Funds, ZIM splits up proxy voting guidelines according to the percentage of ownership held by Taft Hartley investors and all other investors. For example, if Taft-Hartley investors make up 20% of a Private Fund, ZIM anticipates voting 20% of proxies according to AFL-CIO guidelines, and the remaining 80% of proxies according to the Adviser’s guidelines in the Proxy Policy. The CCO is responsible for overseeing the services provided by Glass-Lewis in accordance with Appendix 17 (Review of Third-Party Service Providers) and the guidance set out in Investment Advisers Act Release No. 5325 (September 10, 2019). Further, ZIM may seek to delay voting a proxy pursuant a to Glass-Lewis recommendation (but not so as to miss a voting deadline) in order to address any risk that Glass- Lewis may change a recommendation on the basis of additional soliciting materials filed by an issuer with the SEC in accordance with the guidance set out in Investment Advisers Act Release No. 5547 (July 22, 2020).

●	Broadridge is generally utilized to maintain clients’ proxy voting records.

●	ZIM generally votes all client proxies in the same manner unless a client specifically instructs ZIM in writing to vote such client’s securities otherwise. Exceptions may include, but are not limited to, ERISA and Taft-Hartley accounts that have pre-determined guidelines.

●	A brief record of how a proxy was voted in the manner in which it was voted should be maintained in the Proxy Voting File. In the event that a client inquiries about how a particular record was voted, this record should be consulted to respond to the client’s request.

●	Copies of actual proxies are not always maintained but are available from the EDGAR database on the SEC’s Web site.

●	ZIM’s personal or proprietary account proxies are voted in the same manner that client proxies are voted, subject to our conflicts of interest procedures.

●	ZIM Employees are not permitted to sit on public company boards of directors to further avoid conflicts of interest.

●	ZIM’s Form ADV Part 2A, Item 17, includes disclosure about how clients can obtain information on ZIM’s proxy voting policies and procedures.

●	In the event that a client requests a copy of ZIM’s proxy voting policies, a copy of this Appendix to ZIM’s Compliance Manual should be provided.

B.	ERISA

●	ZIM’s investment management agreements for ERISA accounts must specifically address the issue of who is responsible for voting client proxies. Unless the ERISA plan administrator retains proxy voting authority, ZIM is required to vote ERISA client proxies.

●	In future ERISA relationships, ZIM may wish to work with ERISA plan administrators so that the administrators will specifically retain proxy voting authority.

●	In future instances where ZIM does not have voting responsibility, ZIM must immediately forward all proxy materials received by ZIM to the client or to such other third party designated by the plan administrator.

●	In all instances where ZIM has voting responsibility on behalf of an ERISA client, ZIM will vote proxies in compliance with Rule 206(4)- 6, following the compliance procedures set out above.

C.	CONFLICTS OF INTEREST

An attempt will be made to identify potential conflicts of interest that exist between the interests of ZIM and its Clients. ZIM personnel should be aware of the potential for conflicts when considering proxy voting. If a potential conflict is perceived, the CCO should be consulted. In the unlikely event that a potential conflict arises between the interests of ZIM or its personnel and its clients, ZIM implements the following procedures:

●	If the potential conflict of interest involves the President/Senior Portfolio Manager personally, the CCO or his designee will determine how to vote the proxy in the best of interest of clients.

●	If the potential conflict of interest involves ZIM, the CCO determines whether the conflict is material. If it is determined that the conflict is material, ZIM will have no further input on the particular proxy vote (unless it is for an ERISA or Taft-Hartley account which has pre- determined proxy voting guidelines). In this case, a competent third party will be engaged, at ZIM’s expense, to determine the vote that will maximize shareholder value. As an added protection, the third party’s decision is binding.

The following is a non-exhaustive list of potential conflicts of interest that could influence the proxy voting process:

■	Conflict: ZIM retains an institutional client or is in the process of retaining an institutional client that is affiliated with an issuer that is held in ZIM’s client portfolios. For example, ZIM may be retained to manage Company A’s pension fund. Company A is a public company and ZIM client accounts hold shares of Company. This type of relationship may influence ZIM to vote with management on proxies to gain favor with management. Such favor may influence Company A’s decision to continue its advisory relationship with ZIM.

■	Conflict: ZIM retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in ZIM’s client portfolios. The similar conflicts of interest exist in this relationship as discussed above.

■	Conflict: ZIM’s Employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of an Employee may be a high- level executive of an issuer that is held in ZIM’s client portfolios. The spouse could attempt to influence ZIM to vote in favor of management.

■	Conflict: ZIM or an Employee(s) personally owns a significant number of an issuer’s securities that are also held in ZIM’s client portfolios. For any number of reasons, ZIM or an Employee(s) may seek to vote proxies in a different direction for personal holdings than would otherwise be warranted by the proxy voting policy. For example, an Employee(s) could oppose voting the proxies according to the policy and successfully influence ZIM to vote proxies in contradiction to the policy.

VI.	Class Actions

If “Class Action” documents are received by ZIM for a private client, i.e. separate managed account, ZIM will gather any requisite information it has and forward to the client, to enable the client to file the “Class Action” at the client’s discretion. The decision of whether to participate in the recovery or opt-out may be a legal one that ZIM is not qualified to make for the client. Therefore, ZIM will not file “Class Actions” on behalf of any client.

If “Class Action” documents are received by ZIM on behalf of its Private Funds, ZIM will ensure that the Funds either participate in, or opt out of, any class action settlements received. ZIM will determine if it is in the best interest of the Private Funds to recover monies from a class action. The Portfolio Manager covering the company will determine the action to be taken when receiving class action notices. In the event ZIM opts out of a class action settlement, ZIM will maintain documentation of any cost/benefit analysis to support its decision.

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

a.			Articles of Incorporation.
	(i)		Registrant's Trust Instrument is incorporated herein by reference to Registrant’s registration statement on Form N-1A (the “Registration Statement”) filed on July 12, 2019.
	(ii)		Certificate of Trust is incorporated herein by reference to Registrant’s Registration Statement filed on July 12, 2019.
b.			By-Laws. Registrant's By-Laws are incorporated herein by reference to the Registrant’s Registration Statement filed on July 12, 2019.
c.			Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.
d.			Investment Advisory Contracts.
(i)

Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Earnings Consistent Portfolio ETF (the “ECP ETF”) is incorporated herein by reference to the Registration Statement filed on August 3, 2021.

a.

Amended and Restated Appendix A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, and Zacks Dividend Fund (the “Zacks Mutual Funds”) is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

b.

Amended and Restated Appendix A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.

c.

Amended and Restated Schedule A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on September 9, 2024.

d.

Amended and Restated Appendix A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Quality International ETF, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

e.

Amended and Restated Appendix A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Income ETF and Zacks Preferred Income ETF, is filed herewith.

e.			Distribution Agreement.
(i)

Distribution Agreement between the Registrant and Northern Lights Distributors, LLC with respect to the Zacks Mutual Funds, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

(ii)

ETF Distribution Agreement between the Registrant and Northern Lights Distributors, LLC with respect to the ECP ETF, Zacks Small/Mid Cap ETF, Zacks Focus Growth ETF and Zacks Quality International ETF, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

a.

Amended and Restated Schedule B-1 to the ETF Distribution Agreement between the Registrant and Northern Lights Distributors, LLC with respect to the Zacks Income ETF and Zacks Preferred Income ETF, is filed herewith.

f.			Bonus or Profit Sharing Contracts. None.
g.			Custodial Agreement.
	(i)		Custodian and Transfer Agent Agreement for the ECP ETF with Brown Brothers Harriman & Co. is incorporated herein by reference to the Registration Statement filed on August 3, 2021.
		a.	Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.
b.

Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on March 28, 2025.

c.

Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Zacks Quality International ETF is incorporated herein by reference to the Registrant’s Registration Statement filed on August 11, 2025.

		d.	Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Zacks Income ETF and Zacks Preferred Income ETF, is filed herewith.

	(ii)		Custodian Agreement between Registrant and Fifth Third Bank, National Association with respect to the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

h.			Other Material Contracts.
(i)

Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

(ii)

ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the ECP ETF is incorporated herein by reference to the Registration Statement filed on August 3, 2021.

a.

Amended and Restated Schedule A to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.

b.

Tailored Shareholder Report Services Addendum to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC is incorporated herein by reference to the Registration Statement filed on September 9, 2024.

c.

Amended and Restated Schedule A to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on March 28, 2025.

		d.	Amendment to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC is incorporated herein by reference to the Registration Statement filed on March 28, 2025.
e.

Amended and Restated Schedule A to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Quality International ETF is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

f.

Amended and Restated Schedule A to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Income ETF and Zacks Preferred Income ETF, is filed herewith.

(iii)

Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc., with Respect to the ECP ETF is incorporated herein by reference to the Registration Statement filed on January 27,2023.

(iv)

Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc., with Respect to the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

(v)

Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.

(vi)

Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on March 28, 2025.

(vii)

Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Quality International ETF, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

	(viii)		Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Income ETF and Zacks Preferred Income ETF, is filed herewith.
i.			Legal Opinion and Consent.
	(i)		Legal Opinion of Greenberg Traurig LLP, is filed herewith.
j.			Other Opinions.
	(i)		Not Applicable.
k.			Omitted Financial Statements. None.
l.			Initial Capital Agreements. None.
m.			Rule 12b-1 Plans.
	(i)		ETF Plan of Distribution Pursuant to Rule 12b-1 for the ECP ETF is incorporated herein by reference to the Registration Statement filed on August 3, 2021.
		a.	Amendment to ETF Plan of Distribution Pursuant to Rule 12b-1 for the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.
		b.	Amendment to ETF Plan of Distribution Pursuant to Rule 12b-1 for the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on September 9, 2024.

		c.	Amendment to ETF Plan of Distribution Pursuant to Rule 12-b1 for the Zacks Quality International ETF, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.
		d.	Amendment to ETF Plan of Distribution Pursuant to Rule 12b-1 for the Zacks Income ETF and Zacks Preferred Income ETF, is filed herewith.
	(ii)		Plan of Distribution Pursuant to Rule 12b-1 for the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.
n.			Rule 18f-3 Plan.
	i.		Multi-Class Plan Pursuant to Rule 18f-3 for the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.
o.			Reserved.
p.			Code of Ethics.
	i.		Code of Ethics for the Trust is incorporated herein by reference to the Registration Statement filed on August 3, 2021.
	ii.		Code of Ethics for Zacks Investment Management, Inc. is incorporated herein by reference to the Registration Statement filed on August 3, 2021.
	iii.		Code of Ethics for Northern Lights Distributors, LLC is incorporated herein by reference to the Registration Statement filed on January 5, 2024.
q.			Powers of Attorney.
i.

Powers of Attorney for the Trust, and a certificate with respect thereto, and Mitch Zacks, David Kaufman, Stuart Kaufman, and Donald Ralph, are incorporated herein by reference to the Registration Statement filed on May 30, 2024.

Item 29. Control Persons. None.

Item 30. Indemnification.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. Subject to such restrictions, limitations and other requirements, if any, as may be contained in the Bylaws of the Trust, the Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Activities of Investment Advisor.

Certain information pertaining to the business and other connections of the Advisor of each series of the Trust is incorporated herein by reference to the section of the Prospectus captioned “Investment Advisor” and to the section of the Statement of Additional Information captioned “Investment Advisory and Other Services.” The information required by this Item 31 with respect to each director, officer or partner of the Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”). The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Zacks Investment Management, Inc. -- File No. 801-40592.

Item 32. Principal Underwriter.

a) Northern Lights Distributors, LLC (“NLD”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Atlas U.S. Government Money Market Fund, Inc., Atlas U.S. Tactical Income Fund, Inc., Boyar Value Fund, Inc., Capitol Series Trust, CIM Real Assets & Credit Fund, Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, The North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, Princeton Everest Fund, The Saratoga Advantage Trust, Segall Bryant & Hamill Trust, Texas Capital Funds Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Managers Trust, Unified Series Trust and Valued Advisers Trust.

(b) The following are the Officers and Manager of NLD. NLD’s main business address is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

Name	Address	Position with Underwriter	Position with Registrant
Kevin M. Guerette	4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474	President	None
Bill Strait	4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474	Secretary, General Counsel and Manager	None
Stephen L. Preston	4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474	Treasurer, Financial Operations Principal, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	None None
David James	4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474	Manager	None
Melvin Van Cleave	4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474	Chief Information Security Officer	None None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the SAI.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 27th day of May, 2026.

ZACKS TRUST

By:	/s/ Richard M. Cutshall*
Richard M. Cutshall
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s /David J. Kaufman *	Trustee and Chairman	May 27, 2026
David J. Kaufman

/s/Stuart Kaufman *	Trustee	May 27, 2026
Stuart Kaufman

/s/Mitch Zacks*	Trustee, President, and Principal	May 27, 2026
Mitch Zacks	Executive Officer

/s /Donald Ralph * Donald Ralph	Treasurer, Principal Financial Officer and Principal Accounting Officer	May 27, 2026

/s/ Richard M. Cutshall

*By: Richard M. Cutshall

Attorney-in-Fact pursuant to Powers of Attorney incorporated herein by reference to the Registration Statement filed on May 30, 2024.

Exhibit Index

d. (i) e.	Amended and Restated Appendix A to the Investment Advisory Agreement (Zacks Income ETF and Zacks Preferred Income ETF)
e. (ii) a.	Amended and Restated ETF Distribution Agreement (Zacks Income ETF and Zacks Preferred Income ETF)
g. (i) d.	Amendment to Custodian and Transfer Agent Agreement (Zacks Income ETF and Zacks Preferred Income ETF)
h. (ii) f.	Amended and Restated Schedule A to the ETF Master Services Agreement (Zacks Income ETF and Zacks Preferred Income ETF)
h. (viii)	Expense Limitation Agreement (Zacks Income ETF and Zacks Preferred Income ETF)
i.	Legal Opinion and Consent
m. (i) d.	Amendment to Schedule A of Distribution Pursuant to Rule 12b-1 (Zacks Income ETF and Zacks Preferred Income ETF)